AB Variable Products Series Fund, Inc.

AB Relative Value Portfolio

Portfolio of Investments

September 30, 2026 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 96.3%
Information Technology – 20.2%
Communications Equipment – 2.0%
Cisco Systems, Inc.	206,170	$22,190,077

IT Services – 1.2%
Accenture PLC – Class A	75,949	13,926,768

Semiconductors & Semiconductor Equipment – 4.1%
Intel Corp.(a)	23,841	2,866,403
QUALCOMM, Inc.	83,220	15,315,809
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	32,424	14,791,505
Texas Instruments, Inc.	43,495	12,182,514

		45,156,231

Software – 7.4%
Autodesk, Inc.(a)	21,570	4,508,130
Microsoft Corp.	137,120	70,328,848
Roper Technologies, Inc.	21,936	7,664,658

		82,501,636

Technology Hardware, Storage & Peripherals – 5.5%
Apple, Inc.	145,000	48,287,900
NetApp, Inc.	63,020	13,239,242

		61,527,142

		225,301,854

Financials – 17.9%
Banks – 6.8%
Citigroup, Inc.	118,291	15,316,319
East West Bancorp, Inc.	81,390	10,086,663
JPMorgan Chase & Co.	118,036	39,049,850
Wells Fargo & Co.	141,708	11,343,725

		75,796,557

Capital Markets – 2.2%
CME Group, Inc.	50,870	13,326,923
Raymond James Financial, Inc.	68,580	10,837,011

		24,163,934

Financial Services – 6.6%
Berkshire Hathaway, Inc. - Class B(a)	88,545	44,090,983
Jack Henry & Associates, Inc.	74,700	10,700,028
Mastercard, Inc. – Class A	32,867	18,125,164

		72,916,175

Insurance – 2.3%
Axis Capital Holdings Ltd.	95,084	8,956,913
Progressive Corp. (The)	82,450	17,092,709

		26,049,622

		198,926,288

Industrials – 14.2%
Aerospace & Defense – 3.3%
Curtiss-Wright Corp.	7,069	3,844,264
RTX Corp.	174,003	32,303,657

		36,147,921

Building Products – 2.3%
Allegion PLC	64,158	9,865,576
Lennox International, Inc.	12,400	4,402,248
Owens Corning	98,050	11,446,357

		25,714,181

Commercial Services & Supplies – 1.5%
Veralto Corp.	178,401	16,826,782

Company	Shares	U.S. $ Value

Electrical Equipment – 0.4%
Generac Holdings, Inc.(a)	23,719	$4,908,647

Ground Transportation – 1.8%
JB Hunt Transport Services, Inc.	16,743	3,751,269
Landstar System, Inc.	37,430	6,312,382
Union Pacific Corp.	37,730	10,267,465

		20,331,116

Machinery – 4.2%
Allison Transmission Holdings, Inc.	89,729	10,162,707
IDEX Corp.	20,590	4,694,108
ITT, Inc.	44,014	8,882,906
PACCAR, Inc.	143,621	15,771,022
Westinghouse Air Brake Technologies Corp.	23,513	6,752,463

		46,263,206

Trading Companies & Distributors – 0.7%
MSC Industrial Direct Co., Inc. - Class A	66,377	8,212,162

		158,404,015

Health Care – 13.8%
Biotechnology – 1.5%
Regeneron Pharmaceuticals, Inc.	8,585	6,509,748
United Therapeutics Corp.(a)	18,017	9,763,232

		16,272,980

Health Care Equipment & Supplies – 2.0%
Align Technology, Inc.(a)	39,562	5,750,337
Boston Scientific Corp.(a)	246,126	10,743,400
Globus Medical, Inc. - Class A(a)	75,140	5,627,986

		22,121,723

Health Care Providers & Services – 4.1%
HCA Healthcare, Inc.	20,690	8,829,251
Quest Diagnostics, Inc.	50,430	11,753,720
UnitedHealth Group, Inc.	68,600	25,181,688

		45,764,659

Life Sciences Tools & Services – 1.4%
Agilent Technologies, Inc.	90,713	15,630,757

Pharmaceuticals – 4.8%
Bristol-Myers Squibb Co.	224,680	14,020,032
Johnson & Johnson	149,379	39,546,596

		53,566,628

		153,356,747

Consumer Discretionary – 9.6%
Broadline Retail – 4.2%
Amazon.com, Inc.(a)	189,630	47,246,315

Hotels, Restaurants & Leisure – 1.3%
Yum! Brands, Inc.	109,107	14,875,648

Household Durables – 0.8%
DR Horton, Inc.	62,440	8,532,426

Specialty Retail – 2.8%
Dick’s Sporting Goods, Inc.(b)	40,272	5,408,127
Lowe’s Cos., Inc.	96,290	17,745,284
Ulta Beauty, Inc.(a)	14,470	7,903,080

		31,056,491

Textiles, Apparel & Luxury Goods – 0.5%
Lululemon Athletica, Inc.(a)(b)	54,470	5,239,469

		106,950,349

Company	Shares	U.S. $ Value

Energy – 7.3%
Energy Equipment & Services – 1.8%
Cactus, Inc. - Class A	148,277	$9,225,795
SLB Ltd.	216,400	10,543,008

		19,768,803

Oil, Gas & Consumable Fuels – 5.5%
APA Corp.	160,661	6,673,858
Chevron Corp.	109,386	22,337,715
ConocoPhillips	79,657	9,969,073
EOG Resources, Inc.	125,766	17,325,524
Phillips 66	20,818	5,315,044

		61,621,214

		81,390,017

Consumer Staples – 5.1%
Consumer Staples Distribution & Retail – 1.8%
Target Corp.	79,590	12,470,957
US Foods Holding Corp.(a)	80,010	7,377,722

		19,848,679

Tobacco – 3.3%
Philip Morris International, Inc.	191,704	36,580,958

		56,429,637

Communication Services – 4.3%
Entertainment – 1.5%
Walt Disney Co. (The)	90,369	9,479,708
Warner Music Group Corp. – Class A	256,967	7,094,859

		16,574,567

Interactive Media & Services – 2.8%
Alphabet, Inc. - Class C	70,500	24,022,170
Meta Platforms, Inc. - Class A	10,200	7,396,836

		31,419,006

		47,993,573

Materials – 1.9%
Metals & Mining – 1.9%
Freeport-McMoRan, Inc.	189,300	13,251,000
Steel Dynamics, Inc.	35,810	7,935,854

		21,186,854

Utilities – 1.0%
Electric Utilities – 1.0%
American Electric Power Co., Inc.	97,440	11,560,282

Real Estate – 1.0%
Real Estate Management & Development – 0.4%
Jones Lang LaSalle, Inc.(a)	14,408	4,401,932

Specialized REITs – 0.6%
Public Storage	23,064	6,523,422

		10,925,354

Total Common Stocks (cost $814,010,243)		1,072,424,970

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 2.2%
Investment Companies – 2.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.70%(c)(d)(e) (cost $25,025,861)	25,025,861	$25,025,861

Total Investments – 98.5% (cost $839,036,104)(f)		1,097,450,831
Other assets less liabilities – 1.5%		16,412,515

Net Assets – 100.0%		$1,113,863,346

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	Affiliated investments.
(e)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(f)

As of September 30, 2026, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $274,793,468 and gross unrealized depreciation of investments was $16,378,741, resulting in net unrealized appreciation of $258,414,727.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Variable Products Series Fund, Inc.

AB Relative Value Portfolio

September 30, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2026:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$1,072,424,970	$-0-	$-0-	$1,072,424,970
Short-Term Investments	25,025,861	-0-	-0-	25,025,861

Total Investments in Securities	1,097,450,831	-0-	-0-	1,097,450,831
Other Financial Instruments(b)	-0-	-0-	-0-	-0-

Total	$1,097,450,831	$-0-	$-0-	$1,097,450,831

(a)	See Portfolio of Investments for sector classifications.
(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended September 30, 2026 is as follows:

Fund	Market Value 12/31/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/2026 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$13,258	$272,745	$260,977	$25,026	$766